Maximum Exposure or Notional Amounts Under Guarantee Contracts (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,001	¥ 3,201
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	886	872
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	136	104
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	4	5
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	602	641
One year or less | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		198
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	7,982	8,351
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	11,386	21,586
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	559	593
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	53	69
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	6	11
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	192	185
After one year through five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	181	282
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	51	43
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	16,048	17,400
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	135	114
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	350	566
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	78	41
After five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	68	452
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	111	135
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	3,133	4,088
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,580	1,579
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	539	739
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	10	16
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	872	867
Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	249	932
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,144	8,529
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 30,567	¥ 43,074